Expenses By Nature - Schedule of General and Administration Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of General And Administration Expense [Abstract]
Salaries and benefits	$ 2,981,326	$ 1,885,728
Share-based compensation	2,785,614	1,167,109
Consulting and professional fees	1,515,946	798,818
Travel and entertainment	608,196	442,747
Insurance	450,252	173,729
Office administration	384,534	265,786
Regulatory and compliance fees	353,919	582,199
Investor relations	222,926	343,722
Directors’ fees and expenses	116,077	64,042
Depreciation and amortization	97,498	44,382
Total general and administration expense	$ 9,516,288	$ 5,768,262